OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 994	$ 968
Provision for vacation and other employee benefits	1,872	1,524
Accrued expenses	441	378
Provision for contingent liabilities (Note 12c)	117	42
Other liabilities	407	206
Other Current Liabilities	$ 3,831	$ 3,118